Assets held for sale_Details of assets held for sale (Details) $ in Thousands		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Assets or disposal groups classified as held for sale [Line Items]
Total		₩ 17,912,000,000	$ 16,095	₩ 48,624,000,000
Investments in joint ventures and associates
Assets or disposal groups classified as held for sale [Line Items]
Total		0		46,217,000,000
Premises and equipment, etc.
Assets or disposal groups classified as held for sale [Line Items]
Total	[1]	₩ 17,912,000,000		₩ 2,407,000,000

[1]	The Group classified premises and equipment that are highly likely to be sold within one year as assets held for sale.